Commitment and Contingencies - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Amortized cost	$ 21,360,914,400	$ 11,482,053,000
Subordinated Certificates to the ADLP
Other Commitments [Line Items]
Amortized cost	$ 2,000,000,000